Trade Payables - Schedule of the Trade Payables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of the Trade Payables [Line Items]
Total	¥ 91,966	$ 12,599	¥ 72,445
Within 1 month [Member]
Schedule of the Trade Payables [Line Items]
Total	72,506	9,932	56,549
1 to 3 months [Member]
Schedule of the Trade Payables [Line Items]
Total	6,288	861	3,005
3 to 6 months [Member]
Schedule of the Trade Payables [Line Items]
Total	¥ 13,172	$ 1,806	¥ 12,891